OTHER RESERVES - Schedule of Other Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
At 31 December	£ 6,602	£ 11,189	£ 13,747
Other reserves £ million
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	7,149	7,149	7,763
Capital redemption reserve	4,932	4,479	4,462
Cash flow hedging reserve	(5,476)	(457)	1,629
Foreign currency translation reserve	(110)	(198)	(159)
Debt securities | Other reserves £ million
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	50	207	99
Equity securities | Other reserves £ million
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	£ 57	£ 9	£ (47)